Non-current investments (Details Narrative)	5 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 INR (₨)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Investment is measured cost | ₨		₨ 615,000
Investment is measured profit loss	$ 36,688		$ 36,688
Equity method carrying amount	847,167		847,167
Other comprehensive income			(7,971,215)	19,896	19,967
Comprehensive income			(32,627,576)	(1,953,058)	$ (1,695,408)
Investments in mutual funds and equity securities	804,266		804,266
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in mutual funds and equity securities	474,796		474,796
Increase or decrease the loss before income tax			47,480
Level 3 of fair value hierarchy [member] | India realty excellence fund [member]
IfrsStatementLineItems [Line Items]
Investments in mutual funds and equity securities	173,470		173,470
Level 3 of fair value hierarchy [member] | Neo special credit opportunities fund [member]
IfrsStatementLineItems [Line Items]
Investments in mutual funds and equity securities	103,976		103,976
Level 3 of fair value hierarchy [member] | Motilal oswal india excellence fund [member]
IfrsStatementLineItems [Line Items]
Investments in mutual funds and equity securities	197,350		197,350
Merykh technologies private limited [member]
IfrsStatementLineItems [Line Items]
Investment is measured profit loss			36,688
Equity method carrying amount	$ 42,901		42,901
Post-tax profit or loss from discontinued operations
Other comprehensive income
Comprehensive income